Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	H1
Trading Symbol	KNOP
Entity Registrant Name	KNOT Offshore Partners LP
Entity Central Index Key	0001564180
Current Fiscal Year End Date	--12-31